Current Equity Investments - Summary of Current Equity Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
At 1 January	£ 4,087
Exchange adjustments	(3)	£ 2
At 31 December	2,204	4,087
Current | Investments measured at FVTPL
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
At 1 January	4,087	0
Additions	0	3,852
Net fair value movements through profit or loss	(17)	233
Disposals and Settlements	(1,863)	0
Exchange adjustments	(3)	2
At 31 December	£ 2,204	£ 4,087